Summary of Status of Restricted Stock Units and Changes (Detail) - Restricted Stock Units - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of Nonvested Stock Units
Nonvested at beginning period	1,621	1,538	1,767
Restricted stock units granted	1,584	1,622	1,391
Restricted stock units vested	(1,505)	(1,517)	(1,593)
Restricted stock units forfeited	(57)	(22)	(27)
Nonvested at ending period	1,643	1,621	1,538	1,767
Weighted Average Grant Date Fair Value
Nonvested at beginning period	$ 13.85	$ 10.36	$ 11.65
Restricted stock units granted	8.01	13.86	10.75
Restricted stock units vested	14.12	9.79	12.08
Restricted stock units forfeited	9.59	11.75	10.69
Nonvested at ending period	$ 8.08	$ 13.85	$ 10.36	$ 11.65
Weighted Average Remaining Recognition Period (Years)
Nonvested at ending period	3 months 14 days	4 months 17 days	3 months 29 days	5 months 19 days